Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	$ 16,358	$ 17,498
Additions		86
Amortisation expense		(157)
Amortisation expense - continuing operations	(160)
Amortisation expense – discontinued operations	(5)
Reduction due to discontinued operations	(2,576)
Impairment	(4,971)	(1,423)
Foreign exchange movements	(86)	354
Closing value at 31 January 2021	8,560	16,358	17,498
Goodwill And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period
Additions
Amortisation expense
Amortisation expense - continuing operations
Amortisation expense – discontinued operations
Reduction due to discontinued operations
Impairment
Foreign exchange movements
Closing value at 31 January 2021
Patents And Licences [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	13,756	13,768
Additions
Amortisation expense		(146)
Amortisation expense - continuing operations	(149)
Amortisation expense – discontinued operations
Reduction due to discontinued operations
Impairment	(4,971)
Foreign exchange movements	(127)	134
Closing value at 31 January 2021	8,509	13,756	13,768
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	2,465	3,675
Additions
Amortisation expense
Amortisation expense - continuing operations
Amortisation expense – discontinued operations
Reduction due to discontinued operations	(2,501)
Impairment		(1,423)
Foreign exchange movements	36	213
Closing value at 31 January 2021		2,465	3,675
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	137	55
Additions		86
Amortisation expense		(11)
Amortisation expense - continuing operations	(11)
Amortisation expense – discontinued operations	(5)
Reduction due to discontinued operations	(75)
Impairment
Foreign exchange movements	5	7
Closing value at 31 January 2021	$ 51	$ 137	$ 55